13F-HR
1
mcl@oakvalue.com
NONE

MARGARET C. LANDIS
919 419-1900

0000936699
2$wkdrmw
06/30/2002

13F-HR
2 QTR 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: 06/30/2002
                                         ---------------

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     OAK VALUE CAPITAL MANAGEMENT, INC.
Address:  3100 TOWER BOULEVARD, 7TH FLOOR
          DURHAM, NC 27707


Form 13F File Number: 28-4628
                         ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: MARGARET C. LANDIS
Title:VICE PRESIDENT, DIRECTOR OF COMPLIANCE
Phone:919-419-1900

Signature, Place, and Date of Signing:

[s] Margaret C. Landis			Durham, NC		08/14/2002
----------------------     ----------------------------     -------------------
[Signature]                      [City, State]                    [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
                                   ----------------------

Form 13F Information Table Entry Total: 64
                                        ----------------------

Form 13F Information Table Value Total: 1,334,406
                                        ----------------------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Berkshire Hathaway - Cl. A                      084670108   220908 3307.0000SH       SOLE                3307.0000
AFLAC                          COM              001055102    42340  1323113 SH       SOLE                  1180739            142374
                                                             13212   412875 SH       DEFINED 01             412875
AOL Time Warner, Inc.          COM              00184A105    23035  1565962 SH       SOLE                  1382888            183074
Ambac Financial Group, Inc.    COM              023139108    57248   851901 SH       SOLE                   758615             93286
                                                             17924   266725 SH       DEFINED 01             266725
Atherogenics, Inc.             COM              047439104      587    81933 SH       SOLE                    81933
Bank One Corp                  COM              06423A103      911    23671 SH       SOLE                                      23671
Berkshire Hathaway - Cl. A     COM              084670108    18103      271 SH       SOLE                      206                65
                                                              7682      115 SH       DEFINED 01                115
Berkshire Hathaway - Cl. B     COM              084670207    79682    35668 SH       SOLE                    32555              3113
                                                             20227     9054 SH       DEFINED 01               9054
Cendant Corp.                  COM              151313103    54036  3402798 SH       SOLE                  3059848            342950
                                                             15175   955575 SH       DEFINED 01             955575
Charter Communications Inc.    COM              16117M107    33274  8155439 SH       SOLE                  7335104            820335
                                                             12728  3119625 SH       DEFINED 01            3119625
Closure Medical Corporation    COM              189093107     3020   215700 SH       SOLE                   215700
Comcast Corp                   COM              200300200    48190  2021374 SH       SOLE                  1812839            208535
                                                             16020   671975 SH       DEFINED 01             671975
Constellation Brands Inc.      COM              21036P108    42106  1315815 SH       SOLE                  1162315            153500
                                                             14214   444200 SH       DEFINED 01             444200
Corning Inc                    COM              219350105     2129   599850 SH       SOLE                   599850
Diebold Inc.                   COM              253651103     8015   215225 SH       SOLE                   187475             27750
                                                              2862    76850 SH       DEFINED 01              76850
Dow Jones & Co.                COM              260561105    32592   672685 SH       SOLE                   592260             80425
                                                             10999   227025 SH       DEFINED 01             227025
E. W. Scripps Co.              COM              811054204    23535   305647 SH       SOLE                   259092             46555
                                                             10317   133985 SH       DEFINED 01             133985
Equifax                        COM              294429105    12466   461713 SH       SOLE                   393102             68611
                                                              4942   183050 SH       DEFINED 01             183050
Hewlett-Packard Co.            COM              428236103    16861  1103445 SH       SOLE                   984137            119308
                                                              5089   333075 SH       DEFINED 01             333075
Household International Inc    COM              441815107    35548   715249 SH       SOLE                   629319             85930
                                                             12158   244625 SH       DEFINED 01             244625
I-Flow Corp                    COM              449520303       29    12256 SH       SOLE                                      12256
Interpublic Group              COM              460690100    32144  1298243 SH       SOLE                  1138878            159365
                                                             11010   444675 SH       DEFINED 01             444675
Intl Flavors & Fragrances      COM              459506101       50     1525 SH       SOLE                     1525
                                                              5691   175175 SH       DEFINED 01             175175
J. P. Morgan & Co., Inc.       COM              46625H100    26504   781359 SH       SOLE                   680648            100711
                                                              9700   285975 SH       DEFINED 01             285975
Johnson & Johnson              COM              478160104     2378    45510 SH       SOLE                    45510
Merck & Co.                    COM              589331107    28196   556787 SH       SOLE                   484012             72775
                                                             10311   203605 SH       DEFINED 01             203605
Omnicom Group Inc              COM              681919106     4580   100000 SH       DEFINED 01             100000
PartnerRe Ltd Bermuda          COM              G6852T105    20317   415062 SH       SOLE                   369578             45484
                                                              8028   164000 SH       DEFINED 01             164000
Pfizer Inc.                    COM              717081103      294     8410 SH       SOLE                     8410
Republic Services Inc.         COM              760759100    24278  1273094 SH       SOLE                  1100200            172894
                                                              9564   501525 SH       DEFINED 01             501525
Schering Plough                COM              806605101    34058  1384485 SH       SOLE                  1204760            179725
                                                             12412   504550 SH       DEFINED 01             504550
Scientific-Atlanta             COM              808655104    20115  1222825 SH       SOLE                  1088983            133842
Tellabs, Inc.                  COM              879664100      938   151250 SH       SOLE                   151250
Tiffany & Co.                  COM              886547108      255     7240 SH       SOLE                     7240
Tupperware Inc                 COM              899896104    21843  1050638 SH       SOLE                   940834            109804
                                                              6601   317500 SH       DEFINED 01             317500
Walt Disney Co.                COM              254687106    39600  2095256 SH       SOLE                  1871839            223417
                                                              4253   225000 SH       DEFINED 01             225000
Washington Post Co. Class B    COM              939640108     5889    10805 SH       SOLE                    10805
XL Cap Ltd.                    COM              G98255105    42683   503927 SH       SOLE                   444466             59461
                                                             14384   169825 SH       DEFINED 01             169825
Zale Corp                      COM              988858106    14775   407590 SH       SOLE                   354790             52800
                                                              5392   148750 SH       DEFINED 01             148750